Fair Value Measurements (Details) (USD $)	Dec. 31, 2012
Assets:
Investments held in trust	$ 57,168,785
Liabilities:
Warrant liability	3,386,998
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in trust	57,168,785
Liabilities:
Warrant liability	0
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in trust	0
Liabilities:
Warrant liability	0
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	0
Liabilities:
Warrant liability	$ 3,386,998